Share capital and Contributed Surplus - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
Share capital and Contributed Surplus
Options outstanding, beginning of the period | shares	1,229	1,856
Number of share options cancelled | shares	(234)	(627)
Options outstanding, end of the period | shares	995	1,229
Number of share options exercisable | shares	995
Weighted average exercise price, beginning of the period | $ / shares	$ 555.24	$ 588
Weighted average exercise price of share options cancelled | $ / shares	664.41	653.1
Weighted average exercise price, end of the period | $ / shares	555.42	$ 555.24
Weighted average exercise price of share options exercisable | $ / shares	$ 555.42